UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue
           14th Floor
           New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 New York, NY                       7/23/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      166,181
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM            00971T101   16,006   394,530          SOLE       NONE        0      0 None
American Express             COM            025816109    8,643   217,710          SOLE       NONE        0      0 None
Bank of America Warrants B   Warrant        060505153    1,831   637,825          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B           084670207   15,035   188,665          SOLE       NONE        0      0 None
Boeing Company               COM            097023105    8,514   135,684          SOLE       NONE        0      0 None
Caterpillar Inc.             COM            149123101    8,022   133,546          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A           192446102   12,619   252,075          SOLE       NONE        0      0 None
Deere & Co.                  COM            244199105    6,875   123,475          SOLE       NONE        0      0 None
EMC Corp.                    COM            268648102    9,961   544,315          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New  29274D604    3,959   183,535          SOLE       NONE        0      0 None
Google Inc.                  CL A           38259P508    9,047    20,332          SOLE       NONE        0      0 None
Hudson City Bancorp. Inc.    COM            443683107    5,625   459,560          SOLE       NONE        0      0 None
Market Vectors ETF Trust     Gold Miner ETF 57060U100   14,385   276,845          SOLE       NONE        0      0 None
Metropolitan Health Networks COM            592142103    6,524 1,749,114          SOLE       NONE        0      0 None
Medifast Inc.                COM            58470H101    4,231   163,290          SOLE       NONE        0      0 None
McDonald's Corp              COM            580135101   12,701   192,812          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM            68555p100    3,086 1,695,482          SOLE       NONE        0      0 None
Qualcomm Inc.                COM            747525103    8,620   262,475          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM            899896104    6,237   156,500          SOLE       NONE        0      0 None
Western Union                COM            959802109    4,260   285,736          SOLE       NONE        0      0 None